FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
SCHEDULE OF ASSETS AND LIABILITIES THAT ARE MEASURED AT FAIR VALUE ON A RECURRING BASIS

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
June 30, 2024	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$6,524,611	—	—
Liabilities:
Subscription Agreement loan	3	$—	—	$4,929,475
Loan and Transfer notes payable	3	$—	—	$427,788

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2023	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$19,901,169	—	—

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2023	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$19,901,169	—	—

		Quoted Prices in	Significant Other	Significant Other
		Active Markets	Observable Inputs	Unobservable Inputs
December 31, 2022	Level	(Level 1)	(Level 2)	(Level 3)
Assets:
Investment held in Trust Account	1	$299,004,083	—	—

SCHEDULE OF SUBSCRIPTION FINANCIAL LIABILITIES	The key inputs of the models used to value the Company’s Subscription Agreement loan were:
Inputs	June 30, 2024
Term Remaining	0.25
Share Price	$11.27
Risk-Free Rate	5.33% - 5.48%

SCHEDULE OF FAIR VALUE OF FINANCIAL LIABILITIES

The change in the fair value of Subscription Agreement loans measured using Level 3 inputs is summarized as follows:

Initial Subscription Agreement loans at March 5, 2024	$1,786,236
Change in fair value	3,143,239
Subscription Agreement loans at June 30, 2024	$4,929,475

SCHEDULE OF LOAN AND TRANSFER NOTE PAYABLE	The key inputs of the models used to value the Company’s Loan and Transfer notes payable as of June 30, 2024 were:
Inputs	June 30, 2024
Term Remaining	1.30
Share Price	$11.27
Risk-Free Rate	4.95%

SCHEDULE OF FAIR VALUE OF LOAN AND TRANSFER NOTE PAYABLE

The change in the fair value of Loan and Transfer notes payable measured using Level 3 inputs, for June 30, 2024 and December 31, 2023 is summarized as follows:

Loan and Transfer notes payable at December 31, 2023	$12,384
Change in fair value	415,404
Loan and Transfer notes payable at June 30, 2024	$427,788